Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000141385 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000141385 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	26.10%
C000141385 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.60%
C000141385 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	11.60%
C000141385 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	8.30%
C000141385 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.90%
C000141385 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.90%
C000141385 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.10%
C000141385 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000141385 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000141386 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000141386 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.00%
C000141386 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	12.40%
C000141386 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	10.20%
C000141386 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	9.40%
C000141386 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	7.90%
C000141386 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	6.30%
C000141386 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	5.30%
C000141386 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000141386 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000141386 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000146462 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000146462 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000146462 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000146462 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000146462 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000146462 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000146462 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000146462 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000146462 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000146462 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000146462 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000146462 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000168940 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000168940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000168940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000168940 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000168940 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000168940 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000168940 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000168940 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000168940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000168940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000168940 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168940 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000173015 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000173015 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000173015 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000173015 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173015 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000173015 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000173015 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000173015 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000173015 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000173015 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000173015 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173015 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000194672 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000194672 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000194672 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000194672 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000194672 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000194672 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000194672 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000194672 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000194672 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000194672 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000194672 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000194672 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000194673 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000194673 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000194673 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000194673 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000194673 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000194673 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000194673 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000194673 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000194673 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000194673 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000194673 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000194673 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000194674 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000194674 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000194674 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000194674 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000194674 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000194674 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000194674 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000194674 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000194674 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000194674 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000194674 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000194674 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000200803 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000200803 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000200803 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000200803 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%
C000200803 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000200803 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000200803 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000200803 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000200803 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000200803 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000200803 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000200804 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000200804 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	62.30%
C000200804 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.70%
C000200804 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	15.60%
C000200804 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	11.20%
C000200804 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000200805 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000200805 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.60%
C000200805 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.70%
C000200805 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.70%
C000200805 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	13.00%
C000200805 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.90%
C000200805 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.90%
C000200805 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	5.30%
C000200805 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	5.10%
C000200805 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.30%
C000200805 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.10%
C000200805 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000200806 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000200806 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000200806 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000200806 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000200806 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000200806 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000200806 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000200806 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000200806 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000200806 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000200806 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000200806 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000209992 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000209992 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000209992 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000209992 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000209992 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000209992 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000209992 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000209992 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000209992 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000209992 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000209992 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000209992 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000216193 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000216193 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.00%
C000216193 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.50%
C000216193 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000216193 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.90%
C000216193 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.80%
C000216193 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.40%
C000216193 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.70%
C000216193 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000216193 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000216193 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.30%
C000216193 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000218319 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000218319 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000218319 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000218319 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000218319 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000218319 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000218319 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000218319 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000218319 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000218319 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000218319 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000218319 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000218815 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000218815 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.10%
C000218815 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.10%
C000218815 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.60%
C000218815 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.70%
C000218815 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.70%
C000218815 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	8.70%
C000218815 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.70%
C000218815 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.40%
C000218815 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.30%
C000218815 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000221046 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000221046 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000221046 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000221046 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000221046 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000221046 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000221046 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000221046 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000221046 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000221046 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000221046 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000221046 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000221056 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000221056 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000221056 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000221056 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000221056 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000221056 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%
C000221056 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000221056 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000221056 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000221056 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000221056 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000221056 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000225965 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000225965 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.10%
C000225965 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.20%
C000225965 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	17.50%
C000225965 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.20%
C000225965 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.90%
C000225965 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000225965 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000231073 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000231073 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.60%
C000231073 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.50%
C000231073 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.50%
C000231073 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	47.80%
C000231073 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.50%
C000231073 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.40%
C000231073 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.90%
C000231437 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000231437 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.10%
C000231437 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.70%
C000231437 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	8.00%
C000231437 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.10%
C000231437 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.20%
C000231437 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.80%
C000231437 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.40%
C000231437 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.50%
C000231437 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.10%
C000231437 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000235631 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000235631 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.10%
C000235631 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%
C000235631 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	50.30%
C000235631 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000235631 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.70%
C000235631 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.10%
C000235631 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.90%
C000235631 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000240773 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000240773 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.80%
C000240773 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.70%
C000240773 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	20.60%
C000240773 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.50%
C000240773 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.80%
C000240773 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000240773 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241063 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000241063 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000241063 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000241063 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000241063 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000241063 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000241063 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241063 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241063 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000241063 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241063 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000241063 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000243005 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000243005 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%
C000243005 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	82.70%
C000243005 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	6.10%
C000243909 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000243909 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.10%
C000243909 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	73.40%
C000243909 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243910 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000243910 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.00%
C000243910 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.00%
C000243910 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	5.60%
C000243910 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.90%
C000243910 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.00%
C000243910 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	9.60%
C000243910 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.60%
C000243910 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.40%
C000243910 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.80%
C000243910 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000244865 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000244865 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000244865 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000244865 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000244865 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000244865 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000244865 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000244865 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000244865 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000244865 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000244865 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000244865 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000244865 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000248102 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000248102 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.80%
C000248102 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.60%
C000248102 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	15.10%
C000248102 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.90%
C000248102 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	7.20%
C000248102 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.30%
C000248102 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000248102 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000251303 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000251303 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.10%
C000251303 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.20%
C000251303 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.00%
C000251303 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	61.60%
C000251303 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.40%

[1]	Amount rounds to less than 0.1%.